Related Party Transactions	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Corvus Capital Limited

Corvus Capital Limited (“Corvus”) is a significant investor in the Company through subscribing to 1,000 common shares prior to the closing of the Merger on September 22, 2023. As discussed in Note 3, the shares held by Corvus on the closing date of the Merger were exchanged for shares of Conduit Pharmaceuticals Inc. common stock. The Chief Executive Officer of Corvus is a member of Conduit’s board of directors. In conjunction with the execution of the PIPE Subscription Agreement, Corvus Capital and its affiliates entered into a participation and inducement agreement with the Private Placement Investor whereby Corvus agreed to provide certain payments and economic benefits to such investor in the event Corvus Capital sold or pledged in a debt transaction any of the shares it was receiving in the Business Combination. In certain circumstances, such investor may have a right to cause Corvus Capital to transfer certain of its shares to such investor.

For the period ended March 31, 2024, the Company incurred travel expenses on behalf of the CEO of Corvus of approximately $0.2 million. For the three months ended March 31, 2023, the Company incurred director’s fees and travel expenses payable to the CEO of Corvus $0.3 million. The $0.2 million paid during the three months ended March 31, 2024 was inclusive of an advance of $0.1 million for travel expenses. As of March 31, 2024, approximately $40 thousand was outstanding on the advance.

As of March 31,2024, and December 31, 2023, the Company did not owe the CEO of Corvus any director’s fees as the CEO of Corvus and the Company agreed to cease director’s fees to the CEO of Corvus effective at the closing of the Merger.

As of March 31, 2024 and December 31, 2023, the Company paid fees to an employee of Corvus of approximately $25 thousand and $65 thousand, respectively. Amounts owed to the CEO and employee of Corvus are included in accrued expenses and other current liabilities in the balance sheet.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus. The convertible notes payable mature three years after issuance and bear 5% interest, only to be paid in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. All of the convertible notes payable were converted into Common Stock upon the closing of the Merger at a 20% discount as specified under the terms of the 2021 Convertible Note Loan Instrument and the 2022 Convertible Note Loan Instrument.

St George Street Capital

St George Street Capital is a significant investor in the Company through subscribing to 147 common shares of Old Conduit, which were exchanged for shares of Common Stock upon the closing of the Merger. Further, the Company has an Exclusive Funding Agreement (as defined below) with St George Street Capital. For the three months ended March 31, 2024 and 2023, the Company did not incur expenses to St George Street Capital. As of March 31, 2024 and December 31, 2023, the Company did not owe any amounts to St George Street Capital.

On March 26, 2021, the Company entered into the Exclusive Funding Agreement (“Funding Agreement”) with St George Street Capital. Under the agreement, the Company has the first exclusive right, but not the obligation, to provide or procure funding for the performance of a drug discovery and/or development project that St George Street wishes to undertake (each a “Project”) in consideration for a share of the Net Revenue, as defined in respect to each Project (each a “Project Option”). St George Street must notify the Company in writing of each Project St George Street wishes to undertake (each a “Project Notice”). Within 90 days of a Project Notice, the Company must notify St George Street in writing whether it wishes to exercise its exclusive right to provide all or some of the funding. Such notice exercising the Project Option will specify the source and amount of the required funding the Company will provide. In the event the Company exercises its Project Option, the parties shall come to agreement for the provision of funding for the Project (each a “Project Funding Agreement”). Within 30 days of the entry into any Project Funding Agreement, a joint commercialization committee will be established to oversee the Project. Upon the receipt of any Net Revenue, as defined, St George Street will first pay the expenses it has incurred, and the remaining Net Revenue will be shared between the parties according to the agreed percentage.

We and St George Street have entered into five project funding agreements, which are subject to the terms of the Global Funding Agreement, to develop certain clinical assets that have been licensed to St George Street by AstraZeneca. The project funding agreements relate to:

●	AZD1656 for use in renal transplant,
●	AZD1656 for use in pre-term labor,
●	AZD1656 for use in Hashimoto’s thyroiditis,
●	AZD1656 for use in uveitis, and
●	AZD5904 for use in idiopathic male infertility.

At present, the Company has not determined whether to fund any of these projects, although its ability to choose to remains at the present time. Subject to the terms of the Global Funding Agreement, and project funding agreements, either we or St George Street may seek funding for projects from third parties.

Pursuant to its terms, the Global Funding Agreement remains effective in respect of each project until the expiration of the right of a party to receive a share of the Net Revenue (as defined in the Global Funding Agreement) pursuant to the Global Funding Agreement. Under certain circumstances, St George Street may terminate a project (i) in the event of a material or persistent breach of the Global Funding Agreement by us, subject to a cure period if the breach is capable of remedy, or (ii) in the event St George Street decides to cease development of a project. If an event of force majeure occurs and continues for a designated period of time, the innocent party may terminate the Global Funding Agreement after a notice period.

Either party may terminate a project if a voluntary arrangement is proposed or approved or an administration order is made, or a receiver or administrative receiver is appointed of any of the other party’s assets or undertakings or a winding-up resolution or petition is passed (otherwise than for the purpose of solvent reconstruction or amalgamation, in particular with respect to any reorganization of the structure of that party) or if any circumstances arise which entitle a court or a creditor to appoint a receiver, administrative receiver or administrator or make a winding-up order or similar or equivalent action is taken against or by that other party by reason of its insolvency or in consequence of debt. Generally, each project funding agreement may be terminated by us if at any time St George Street ceases the conduct of development or commercialization of the relevant products in accordance with the relevant development plan for a designated period of time, provided that the termination is only effective with respect to the specified project and the Global Funding Agreement continues in effect for all other projects. They may also be terminated by either party upon written notice to other party if the other party materially breaches the project funding agreement and does not fully cure the breach to the non-breaching party’s satisfaction within 90 days.

As of March 31, 2024, the Company has not recognized any net revenue from the Global Funding Agreement or project funding agreements.

Related Party Loan

On August 20, 2022, the Company entered into a loan agreement with St George Street, with a total principal amount of $0.6 million. The loan to St George Street carried no interest, and as such, no interest receivable was recorded. The Company previously recorded a full reserve against the loan as St George Street did not previously have the ability to repay the loan. On September 22, 2023, the related party paid back a significant portion of its outstanding loan and the Company forgave the remaining portion of the loan and the Company recorded the $0.6 million payoff as a gain within general and administrative expense on the consolidated statement of operations and Comprehensive Loss, as it had previously been fully reserved.

13. Related Party Transactions

Corvus Capital Limited

Corvus is a significant investor in the Company and the Chief Executive Officer of Corvus is a member of Conduit’s Board. In conjunction with the execution of the Subscription Agreements, Corvus and its affiliates entered into a participation and inducement agreement with the PIPE Investors whereby Corvus agreed to provide certain payments and economic benefits to such investor in the event Corvus sold or pledged in a debt transaction any of the shares it was receiving in the Merger. In certain circumstances, such investor may have a right to cause Corvus to transfer certain of its shares to such investor.

For the six months ended June 30, 2024, the Company incurred travel expenses on behalf of the CEO of Corvus of approximately $0.3 million. For the three and six months ended June 30, 2023, the Company incurred director’s fees and travel expenses payable to the CEO of Corvus of $0.3 million. The $0.3 million paid during the six months ended June 30, 2024 was inclusive of an advance of $0.2 million for travel expenses. As of June 30, 2024, approximately $50,000 was outstanding on the advance.

As of June 30, 2024 and December 31, 2023, the Company did not owe the CEO of Corvus any director’s fees as the CEO of Corvus and the Company agreed to cease director’s fees to the CEO of Corvus effective at the closing of the Merger.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.4 million (£0.3 million) to the CEO of Corvus. The convertible notes payable mature three years after issuance and bear 5% interest, only to be paid in the event of a material breach by the Company of the terms of the 2022 Convertible Loan Note Instrument. All of the convertible notes payable were converted into Common Stock upon the closing of the Merger at a 20% discount as specified under the terms of the 2021 Convertible Note Loan Instrument and the 2022 Convertible Note Loan Instrument.

St George Street Capital

St George Street Capital (“SGSC”) is a stockholder and the Company has a Funding Agreement (as defined below) with SGSC. Following the execution of the License Agreement with AstraZeneca (See Note 16, Subsequent Events), the Company will no longer fund the development of AZD1656 or AZD5904 under the terms of the Funding Agreement, dated March 26, 2021 (the “Funding Agreement”).

In this regard, the Company previously entered into a deed of amendment in May 2024 amending the Funding Agreement. The parties agreed that the project funding provisions of the Funding Agreement whereby the Company had the right to fund a project or refer other funders to SGSC, but not the obligation to fund any project, would be amended to provide that SGSC must still include the Company in any project funding opportunities and requests but may now seek other third party project funders in addition to the Company.

For the three and six months ended June 30, 2024 and 2023, the Company did not incur expenses to SGSC and as of June 30, 2024 and December 31, 2023, the Company did not owe any amounts to SGSC.

Related Party Loan

On August 20, 2022, the Company entered into a loan agreement with SGSC, with a total principal amount of $0.6 million. The loan to SGSC carried no interest, and as such, no interest receivable was recorded. The Company previously recorded a full reserve against the loan as SGSC did not previously have the ability to repay the loan. On September 22, 2023, the related party paid back a significant portion of its outstanding loan and the Company forgave the remaining portion of the loan and the Company recorded the $0.6 million payoff as a gain within general and administrative expense on the consolidated statement of operations and Comprehensive Loss, as it had previously been fully reserved.

13. Related Party Transactions

Corvus Capital Limited

Corvus is a significant investor in the Company and the Chief Executive Officer of Corvus is the chairman of Conduit’s Board. In addition, the Company’s interim Chief Financial Officer is a partner at Corvus. In conjunction with the execution of the Subscription Agreements, Corvus and its affiliates entered into a participation and inducement agreement with the PIPE Investors whereby Corvus agreed to provide certain payments and economic benefits to such investor in the event Corvus sold or pledged in a debt transaction any of the shares it was receiving in the Merger. In certain circumstances, such investor may have a right to cause Corvus to transfer certain of its shares to such investor. No share transfers have been made to date. On July 31, 2024, Corvus pledged 30,048,454 shares of common stock to Nirland Limited, a related party of the Company discussed below. Refer to Note 11 for additional information.

For the nine months ended September 30, 2024, the Company incurred travel expenses on behalf of the CEO of Corvus of approximately $0.3 million. For the three and nine months ended September 30, 2023, the Company incurred director’s fees and travel expenses payable to the CEO of Corvus of $0.3 million. As of September 30, 2024 and December 31, 2023, the Company did not owe the CEO of Corvus any director’s fees as the CEO of Corvus and the Company agreed to cease director’s fees to the CEO of Corvus effective at the closing of the Merger.

St George Street Capital

St George Street Capital (“SGSC”) is a stockholder and the Company has a Funding Agreement (as defined below) with SGSC. Following the execution of the License Agreement with AstraZeneca (See Note 1), the Company will no longer fund the development of AZD1656 or AZD5904 under the terms of the Funding Agreement, dated March 26, 2021 (the “Funding Agreement”).

In this regard, the Company previously entered into a deed of amendment in May 2024 amending the Funding Agreement. The parties agreed that the project funding provisions of the Funding Agreement whereby the Company had the right to fund a project or refer other funders to SGSC, but not the obligation to fund any project, would be amended to provide that SGSC must still include the Company in any project funding opportunities and requests but may now seek other third party project funders in addition to the Company.

For the three and nine months ended September 30, 2024 and 2023, the Company did not incur expenses to SGSC and, as of September 30, 2024 and December 31, 2023, the Company did not owe any amounts to SGSC.

Nirland Limited

On August 6, 2024, the Company entered into the August 2024 Nirland Note with Nirland, a related party of the Company. Refer to Note 8 above for additional information. Additionally, on October 28, 2024, the Company issued the October 2024 Nirland Note to Nirland, and on October 31, 2024, the Company and Nirland amended the August 2024 Nirland Note. Refer to Note 17 below for additional information.